Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 6,695	¥ 0	¥ 0
Aggregate amortization expenses for intangible assets	41,402	39,213	34,212
Estimated amortization expenses in fiscal 2026	38,480
Estimated amortization expenses in fiscal 2027	35,214
Estimated amortization expenses in fiscal 2028	31,995
Estimated amortization expenses in fiscal 2029	27,850
Estimated amortization expenses in fiscal 2030	24,573
Intangible assets subject to amortization acquired	¥ 79,869
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense
Corporate Financial Services and Maintenance Leasing
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill			1
PE Investment and Concession Segment
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill	¥ 5,629	24
ORIX USA
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	1,175	0	0
Impairment of intangible assets excluding goodwill			110
Environment and Energy
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		87
Aircraft and Ships
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill			405
ORIX Europe
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill	1,971
Asia and Australia
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		37
PE Investment And Concession [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	5,520	0	0
Impairment of intangible assets excluding goodwill	148
Banking and Credit [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	¥ 0	¥ 0
Impairment of intangible assets excluding goodwill	84
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 12,672
Weighted average amortization period	5 years
Customer relationships and others
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 21,684
Weighted average amortization period	17 years
Maintenance intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 45,445
Weighted average amortization period	6 years